Mining restoration provisions - Narrative (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Disclosure of fair value measurement of assets [line items]
Inflation rate	2.10%
Current estimate to settle mine restoration provisions	$ 101.8
Bottom of range
Disclosure of fair value measurement of assets [line items]
Discount rate	2.15%
Top of range
Disclosure of fair value measurement of assets [line items]
Discount rate	2.51%